Loan Receivable Disclosure: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Loans and Financing Receivable
	2021	2020
	$	$
Kbridge Resources Development	50,000	85,202
Columbia Capital Inc.	25,775	25,708

Total (Note 8)	75,775	110,910